Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series H Redeemable Convertible Preferred Stock [Member]	Series J Redeemable Convertible Preferred Stock [Member]	Series B Preferred Stock	Series C Preferred Stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series H Redeemable Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series J Redeemable Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2009	$ (34,249,404)			$ 2,000	$ 252	$ 29,874	$ 116,447,080			$ (148,002,652)	$ (2,725,958)
Balance, shares at Dec. 31, 2009				2,000,000	251,739	29,873,846
Issuance of common stock for directors' compensation	785,823					807	785,016
Issuance of common stock for directors' compensation, shares						807,070
Stock based compensation expense	3,837,757						3,837,757
Stock issued under equity compensation plans	362,557					601	361,956
Stock issued under equity compensation plans, shares						601,710
Stock issued for settlement of service fees	144,378					67	144,311
Stock issued for settlement of service fees, shares						66,000
Issuance of common stock in connection with private placement	25,000,000					15,625	24,984,375
Issuance of common stock in connection with private placements, shares						15,625,000
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock	49,748,793			(2,000)	(252)	32,612	49,718,433
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock, shares				(2,000,000)	(251,739)	32,612,249
Exchange of Series C Warrants for common stock						1,937	(1,937)
Exchange of Series C Warrants for common stock, shares						1,937,420
Exchange of Series D Preferred Stock and dividends for common stock	70,530,439					44,072	70,486,367
Exchange of Series D Preferred Stock and dividends for common stock, shares						44,072,123
Reclassification of Series D Warrants to equity	204,492,560						204,492,560
Issuance of Repurchase Obligation
Pegasus Commitment
Net loss	(295,138,939)									(295,138,939)
Foreign currency translation adjustment	(832,453)										(832,453)
Balance at Dec. 31, 2010	24,681,511					125,595	471,255,918			(443,141,591)	(3,558,411)
Balance, shares at Dec. 31, 2010						125,595,418
Issuance of common stock for directors' compensation	945,001					286	944,715
Issuance of common stock for directors' compensation, shares						286,365
Stock based compensation expense	3,675,353						3,675,353
Stock issued under equity compensation plans	1,364,628					2,381	1,362,247
Stock issued under equity compensation plans, shares						2,380,556
Issuance of common stock in connection with private placement	57,516,431					15,780	57,500,651
Issuance of common stock in connection with private placements, shares						15,779,527
Issuance of common stock for conversion of debt	6,543,200					1,636	6,541,564
Issuance of common stock for conversion of debt, shares						1,635,800
Reclassification of Series D Warrants to equity	2,480,900						2,480,900
Issuance of common stock in connection with Series F and G Units	5,901,529					2,831	5,898,698
Issuance of common stock in connection with Series F and G Units, shares						2,830,964
Issuance of Repurchase Obligation
Pegasus Commitment
Issuance of common stock in exchange for outstanding warrants						56,306	(56,306)
Issuance of common stock in exchange for outstanding warrants, shares						56,306,580
Net loss	(90,434,568)									(90,434,568)
Foreign currency translation adjustment	(89,486)										(89,486)
Balance at Dec. 31, 2011	12,584,499					204,815	549,603,740			(533,576,159)	(3,647,897)
Balance, shares at Dec. 31, 2011						204,815,210
Issuance of common stock for directors' compensation	1,563,519					659	1,562,860
Issuance of common stock for directors' compensation, shares						658,657
Stock based compensation expense	6,947,960						6,947,960
Stock issued under equity compensation plans	893,927					124	893,803
Stock issued under equity compensation plans, shares						125,280
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock	816,561					346	816,215
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock, shares						346,000
Reclassification of Series D Warrants to equity	458,162						458,162
Issuance of common stock in connection with Series F and G Units	1,904,684					1,515	1,903,169
Issuance of common stock in connection with Series F and G Units, shares						1,514,750
Issuance of Repurchase Obligation	(12,100,000)						(12,100,000)
Change in fair value of Repurchase Obligation	(388,175)						(388,175)
Receipt of treasury stock	(3,757,500)											(3,757,500)
Deemed dividends on Series H and I Redeemable Convertible Preferred Stock (including a beneficial conversion feature of $34.6 million)	(203,610,872)						(203,610,872)
Pegasus Commitment	1,600,000						1,600,000
Issuance of common stock in exchange for outstanding warrants						604	(604)
Issuance of common stock in exchange for outstanding warrants, shares						603,589
Net loss	(111,340,409)									(111,340,409)
Foreign currency translation adjustment	(69,734)										(69,734)
Balance at Dec. 31, 2012	(304,497,378)					208,063	347,686,258			(644,916,568)	(3,717,631)	(3,757,500)
Balance, shares at Dec. 31, 2012						208,063,486
Issuance of restricted stock and options for directors' compensation	259,724					1,813	257,911
Issuance of common stock for directors' compensation, shares						1,813,411
Stock based compensation expense	4,850,527						4,850,527
Stock issued under equity compensation plans	35,913					773	35,140
Stock issued under equity compensation plans, shares						772,421
Reclassification of Series D Warrants to equity	22,916						22,916
Placement agent commissions on issuance of Series H Redeemable Convertible Preferred Stock		(60,000)						(60,000)
Issuance of Repurchase Obligation
Deemed dividends on Series H and I Redeemable Convertible Preferred Stock (including a beneficial conversion feature of $34.6 million)			(21,590,049)						(21,590,049)
Pegasus Commitment
Net loss	(57,719,035)									(57,719,035)
Foreign currency translation adjustment	(107,179)										(107,179)
Balance at Sep. 30, 2013	$ (378,804,561)					$ 210,649	$ 331,202,703			$ (702,635,603)	$ (3,824,810)	$ (3,757,500)
Balance, shares at Sep. 30, 2013						210,649,318